INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,				June 30,
	2013				2014
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
In-progess R&D	12,061	-	(7,170)	4,891	4,891	-		4,891
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248			35,248	35,248	(5,875)		29,373
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$40,139	$(5,875)	$-	$34,264